Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combinations [Abstract]
Acquisitions

Note 3 — Acquisitions

During the year ended December 31, 2021, and as discussed in Note 1, the Company acquired DSO, Nexus and GSP.

The following unaudited supplemental proforma financial information reflects the combined results of operations had the DSO, Nexus and GSP acquisitions occurred at the beginning of 2021. The proforma information reflects certain adjustments related to the acquisitions including adjusted amortization and depreciation expense based on the fair values of the assets acquired. The proforma combined results of operations are as follows:

	Three Months Ended March 31, 2022	Three Months Ended March 31, 2021
Net sales	$4,454,886	$4,892,708
Operating income (loss)	$(3,271,868)	$(81,141)
Earnings (loss) per share, basic and diluted	$(0.82)	$(0.01)
Weighted average shares outstanding, basic and diluted	20,287,679	13,805,000

Note 3 — Acquisitions

Acquisition of DSO

On February 11, 2020, the Company entered into securities purchase agreement, which was amended on July 7, 2020 and June 4, 2021, to acquire DSO. On July 1, 2021, the acquisition was completed.

Pursuant to the terms of the securities purchase agreement, the Company paid $6,000,000 in cash and issued two promissory notes to the member of DSO. The first promissory note is a convertible promissory note in the principal amount of $3,000,000 that bears interest at an annual rate of 6% and the second promissory note is also in the principal amount of $3,000,000, is not convertible, and bears interest at an annual rate of 6%.

The table below summarizes the value of the total consideration given in the transaction.

Amount
Cash issued	$6,000,000
Debt issued	6,000,000
Total consideration	$12,000,000

Under the acquisition method of accounting outlined in ASC 805, the identifiable assets acquired and liabilities assumed in the acquisitions are recorded at their acquisition-date fair values and are included in the Company’s consolidated financial position.

The following table summarizes the purchase price allocation for the assets acquired and liabilities assumed in connection with the acquisition of DSO.

Amount
Tangible assets acquired	$3,700,000
Liabilities assumed	(1,102,057)
Intangible assets	8,060,000
Goodwill	1,342,000
Net assets acquired	$12,000,000

The intangible assets acquired from DSO are comprised of the following:

Amount
Customer relationships	$4,220,000
Tradename	2,010,000
Developed technology	1,570,000
Patent	230,000
Non-compete agreement	30,000
Goodwill	1,342,000
Total intangible assets	$9,402,000

Acquisition of Nexus

On July 21, 2021, the Company entered into a securities purchase agreement, which was amended on November 8, 2021, to acquire all of the issued and outstanding capital stock of Nexus. On November 8, 2021, the acquisition was completed.

Pursuant to the terms of the securities purchase agreement, the Company paid $2,200,000 in cash and issued two promissory notes to the stockholders of Nexus. The first promissory note is a convertible promissory note in the principal amount of $1,900,00 that bears interest at an annual rate of 5% and the second promissory note is also in the principal amount of $1,900,000, is not convertible, and bears interest at an annual rate of 5%.

The table below summarizes the value of the total consideration given in the transaction.

Amount
Cash issued	$2,200,000
Debt issued	3,800,000
Total consideration	$6,000,000

Under the acquisition method of accounting outlined in ASC 805, the identifiable assets acquired and liabilities assumed in the acquisitions are recorded at their acquisition-date fair values and are included in the Company’s consolidated financial position.

The following table summarizes the preliminary purchase price allocation for the assets acquired and liabilities assumed in connection with the acquisition of Nexus.

Amount
Tangible assets acquired	$44,330
Liabilities assumed	(21,567)
Intangible assets	5,977,237
Net assets acquired	$6,000,000

The intangible assets acquired from Nexus are comprised of the following:

Amount
Non-compete agreements	$780,000
Customer relationships	5,197,237
Total intangible assets	$5,977,237

Acquisition of GSP

On November 29, 2021, the Company entered into a contribution and exchange agreement to acquire all of the issued and outstanding capital stock of GSP. On December 6, 2021, the acquisition was completed.

The total purchase price was $425,000, payable in shares of common stock. An aggregate of 42,500 shares of common stock were issued at closing. The contribution and exchange agreement provided that if the effective price per share of common stock in the Company’s initial public (as determined in accordance with the contribution and exchange agreement) is less than $10 per share, then the Company must issue an additional number of shares of common stock equal to an amount determined by dividing the $425,000 purchase price by the effective offering price per share, minus 42,500. In connection with this acquisition, the Company also issued 14,723 shares of common stock to certain vendors of GSP who agreed to settle accounts payable owed to them into common stock. See Note 14 regarding the issuance of additional shares upon closing of the Company’s initial public offering.

The table below summarizes the value of the total consideration given in the transaction.

Amount
Equity issued	$425,000
Total consideration	$425,000

Under the acquisition method of accounting outlined in ASC 805, the identifiable assets acquired and liabilities assumed in the acquisitions are recorded at their acquisition-date fair values and are included in the Company’s consolidated financial position.

The following table summarizes the preliminary purchase price allocation for the assets acquired and liabilities assumed in connection with the acquisition of GSP.

Amount
Tangible assets acquired	$114,284
Liabilities assumed	(273,504)
Intangible assets	584,220
Net assets acquired	$425,000

The intangible assets acquired from GSP are comprised of the following:

Amount
License agreements	$584,220
Total intangible assets	$584,220

Proforma

The following unaudited supplemental proforma financial information reflects the combined results of operations had the DSO, Nexus and GSP acquisition occurred at the beginning of 2020. The proforma information reflects certain adjustments related to the acquisitions including adjusted amortization and depreciation expense based on the fair values of the assets acquired. The proforma combined results of operations are as follows:

	Year Ended December 31, 2021	Year Ended December 31, 2020
Net sales	$18,477,166	$18,495,670
Net income (loss)	$(12,121,307)	$(7,424,046)

Earnings (loss) per share, basic and diluted	$(0.90)	$(1.23)
Weighted average shares outstanding, basic and diluted	13,397,034	6,031,685